ATTORNEYS AT LAW 777 East Wisconsin Avenue Milwaukee, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com

December 8, 2020

Via EDGAR System

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Hennessy Advisors, Inc. — Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of Hennessy Advisors, Inc. (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-3, with exhibits, relating to 1,470,000 shares of the Company’s Common Stock, no par value per share, which may be issued pursuant to the Hennessy Advisors, Inc. Dividend Reinvestment and Stock Purchase Plan.

The filing fee respecting the above-referenced Registration Statement on Form S-3 is $0, reflecting an offset of $3,213, which is the aggregate total dollar amount of the filing fee associated with 1,526,712 unsold shares under the Registration Statement on Form S-3 (File No. 333-222001) filed on December 12, 2017. Such fee was calculated in accordance with the requirements of Rule 457 under the Securities Act.

Should any questions arise in connection with this filing, please contact the undersigned at (414) 319-7336 or Peter D. Fetzer at (414) 297-5596.

Very truly yours,

/s/ Jason M. Hille

Jason M. Hille

Enclosure

cc:

Jennifer Cheskiewicz
     Hennessy Advisors, Inc.

and

Caitlin Hawkins
     Hennessy Advisors, Inc.

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